Accrued Interest and Dividends Receivable (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	$ 3,241,320	$ 3,690,433
Loans Receivable
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	2,520,272	2,806,716
Collateralized Mortgage Backed Securities
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	462,466	461,486
Other Investment Securities
Schedule of Other Assets [Line Items]
Accrued interest and dividends receivable	$ 258,582	$ 422,231